THRIVENT CHURCH LOAN AND INCOME FUND
Registrant CIK 0001721413
Form N-CEN for
Fiscal Year Ended 03/31/2020
PART G: Attachments
Item G.1.a.ii. Provision of financial support
(a) Description of nature of support: Seed capital investment in the Registrant.
(b) Person providing support: Thrivent Financial for Lutherans (TFL).
(c) Brief description of relationship between the person providing support and the Registrant : The
Registrant’s investment adviser, Thrivent Asset Management, LLC, is a wholly-owned subsidiary of TFL.
(d) Date support provided: 5/16/19: $200,000
6/13/19: $400,000
8/7/19: $600,000
8/20/19: $3,100,000
11/18/19: $4,100,000
12/10/19: $200,000
2/14/20: $3,500,000
(e) Amount of support: See above.
(f) Security supported (if applicable): Not applicable.
(g) Value of security supported on date support was initiated (if applicable): Not applicable.
(h) Brief description of reason for support: TFL made periodic seed capital investments in the
Registrant in order to provide capital available for investments by the Registrant in church loans.
(i) Term of support: None.
(j) Brief description of any contractual restrictions relating to support: None.